Subsidiaries (Details)	12 Months Ended
Dec. 31, 2017
Midatech Limited [Member]
Statement Line Items [Line Items]
Entity name	Midatech Limited
Registered Office	65 Innovation Drive, Milton Park, Milton, Abingdon, Oxfordshire, OX14 4RQ
Nature of Business	Trading company
Midatech Pharma (Espana) SL (formerly Midatech Biogune SL) [Member]
Statement Line Items [Line Items]
Entity name	Midatech Pharma (Espana) SL (formerly Midatech Biogune SL)	[1]
Registered Office	Parque Tecnológico de Vizcaya, Edificio 800 Planta 2, Derio, 48160, Vizcaya, Spain	[1]
Nature of Business	Trading company	[1]
PharMida AG [Member]
Statement Line Items [Line Items]
Entity name	PharMida AG	[1],[2]
Registered Office	c/o Kellerhals, Hirschgässlein 11, 4051 Basel, Switzerland	[1],[2]
Nature of Business	Dormant	[1],[2]
Midatech Pharma (Wales) Limited (formerly Q Chip Limited) [Member]
Statement Line Items [Line Items]
Entity name	Midatech Pharma (Wales) Limited (formerly Q Chip Limited)
Registered Office	Oddfellows House, 19 Newport Road, Cardiff, CF24 0AA
Nature of Business	Trading company
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member]
Statement Line Items [Line Items]
Entity name	Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.)	[3]
Registered Office	8601 Six Forks Road, Suite 160, Raleigh, North Carolina 27615, USA	[3]
Nature of Business	Trading company	[3]
Dara Therapeutics, Inc. [Member]
Statement Line Items [Line Items]
Entity name	Dara Therapeutics, Inc.	[4]
Registered Office	8601 Six Forks Road, Suite 160, Raleigh, North Carolina 27615, USA	[4]
Nature of Business	Dormant	[4]
Midatech Pharma Pty [Member]
Statement Line Items [Line Items]
Entity name	Midatech Pharma Pty	[5]
Registered Office	c/o Griffith Hack Consulting, 300 Queen Street, Brisbane, QLD 4000, Australia	[5]
Nature of Business	Trading company	[5]

[1]	Wholly owned subsidiary of Midatech Limited.
[2]	PharMida AG became dormant in January 2016.
[3]	DARA Bio Sciences, Inc. was acquired on 4 December 2015 through a merger with a specially incorporated subsidiary of Midatech Pharma plc. This merger subsidiary was renamed Midatech Pharma US, Inc. on 4 December 2015.
[4]	Wholly owned subsidiary of Midatech Pharma US, Inc.
[5]	Midatech Pharma PTY was incorporated on 16 February 2015.